Note 5 - Stockholders' Equity (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Issuance of Common Stock and Warrants	$ 2,800,000	$ 12,723,074		$ 2,783,425
Stock Issued During Period, Shares, New Issues (in shares)	1,515,878
Class of Warrant or Right, Number of Warrants Issued (in shares)	871,630
Warrants and Rights Outstanding	$ 1,000,000
Payments of Stock Issuance Costs	$ 391,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 0		$ 0
Minimum [Member]
Warrants and Rights Outstanding, Term (Year)		1 year		1 year
Maximum [Member]
Warrants and Rights Outstanding, Term (Year)		7 years		7 years